INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Disclosure of inventories [Table Text Block]
	As at December 31,
	2025	2024
Current(1):
Copper concentrate	10,815	14,932
Molybdenum concentrate	489	642
Copper cathode	2,498	-
Sulphide ore stockpiles	58,972	76,696
Oxide ore on leach pads	6,361	-
Materials and supplies	54,422	46,620
	133,557	138,890
Long-term(1):
Oxide ore on leach pads	25,406	-
Oxide ore stockpiles	28,624	39,586
	54,030	39,586